General_Unconsolidated companies with more than 50 Percent ownership interests (Details)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Golden Bridge NHN Online Private Equity Investment
Disclosure of information about unconsolidated subsidiaries [Line Items]
Name of subsidiary	[1]		Golden Bridge NHN Online Private Equity Investment
Location			Korea
Main Business			Securities Investment
Percentage of ownership			60.00%
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control			Since the investee is a private equity investment fund, the Group does not have the power over the fund's activities even though it holds more than 50% of ownership interest.
Mirae Asset Maps Clean Water Private Equity Investment Trust 7th
Disclosure of information about unconsolidated subsidiaries [Line Items]
Name of subsidiary	[1]	Mirae Asset Maps Clean Water Private Equity Investment Trust 7th	Mirae Asset Maps Clean Water Private Equity Investment Trust 7th
Location		Korea	Korea
Main Business		Securities Investment	Securities Investment
Percentage of ownership		59.70%	59.70%
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control		Since the investee is a private equity investment fund, the Group does not have the power over the fund's activities even though it holds more than 50% of ownership interest.	Since the investee is a private equity investment fund, the Group does not have the power over the fund's activities even though it holds more than 50% of ownership interest.
Kiwoom Yonsei Private Equity Investment Trust
Disclosure of information about unconsolidated subsidiaries [Line Items]
Name of subsidiary	[1]	Kiwoom Yonsei Private Equity Investment Trust	Kiwoom Yonsei Private Equity Investment Trust
Location		Korea	Korea
Main Business		Securities Investment	Securities Investment
Percentage of ownership		88.90%	88.90%
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control		Since the investee is a private equity investment fund, the Group does not have the power over the fund's activities even though it holds more than 50% of ownership interest.	Since the investee is a private equity investment fund, the Group does not have the power over the fund's activities even though it holds more than 50% of ownership interest.
IGIS Europe Private Placement Real Estate Fund No 163-2
Disclosure of information about unconsolidated subsidiaries [Line Items]
Name of subsidiary	[1]	IGIS Europe Private Placement Real Estate Fund No. 163-2	IGIS Europe Private Placement Real Estate Fund No. 163-2
Location		Korea	Korea
Main Business		Securities Investment	Securities Investment
Percentage of ownership		97.90%	97.90%
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control		Since the investee is a private equity investment fund, the Group does not have the power over the fund's activities even though it holds more than 50% of ownership interest.	Since the investee is a private equity investment fund, the Group does not have the power over the fund's activities even though it holds more than 50% of ownership interest.
IGIS Global Private Placement Real Estate Fund No 148-1
Disclosure of information about unconsolidated subsidiaries [Line Items]
Name of subsidiary	[1]	IGIS Global Private Placement Real Estate Fund No. 148-1	IGIS Global Private Placement Real Estate Fund No. 148-1
Location		Korea	Korea
Main Business		Securities Investment	Securities Investment
Percentage of ownership		75.00%	75.00%
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control		Since the investee is a private equity investment fund, the Group does not have the power over the fund's activities even though it holds more than 50% of ownership interest.	Since the investee is a private equity investment fund, the Group does not have the power over the fund's activities even though it holds more than 50% of ownership interest.
IGIS Global Private Placement Real Estate Fund No 148-2
Disclosure of information about unconsolidated subsidiaries [Line Items]
Name of subsidiary	[1]	IGIS Global Private Placement Real Estate Fund No. 148-2	IGIS Global Private Placement Real Estate Fund No. 148-2
Location		Korea	Korea
Main Business		Securities Investment	Securities Investment
Percentage of ownership		75.00%	75.00%
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control		Since the investee is a private equity investment fund, the Group does not have the power over the fund's activities even though it holds more than 50% of ownership interest.	Since the investee is a private equity investment fund, the Group does not have the power over the fund's activities even though it holds more than 50% of ownership interest.
Mirae Asset Seoul Ring Expresway Private Special Asset Fund No. 1
Disclosure of information about unconsolidated subsidiaries [Line Items]
Name of subsidiary	[1]	Mirae Asset Seoul Ring Expressway Private Special Asset Fund No. 1	Mirae Asset Seoul Ring Expressway Private Special Asset Fund No. 1
Location		Korea	Korea
Main Business		Securities Investment	Securities Investment
Percentage of ownership		66.70%	66.70%
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control		Since the investee is a private equity investment fund, the Group does not have the power over the fund's activities even though it holds more than 50% of ownership interest.	Since the investee is a private equity investment fund, the Group does not have the power over the fund's activities even though it holds more than 50% of ownership interest.
Hangkang Sewage Treament Plant Fund
Disclosure of information about unconsolidated subsidiaries [Line Items]
Name of subsidiary	[1]	Hangkang Sewage Treatment Plant Fund	Hangkang Sewage Treatment Plant Fund
Location		Korea	Korea
Main Business		Securities Investment	Securities Investment
Percentage of ownership		55.60%	55.60%
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control		Since the investee is a private equity investment fund, the Group does not have the power over the fund's activities even though it holds more than 50% of ownership interest.	Since the investee is a private equity investment fund, the Group does not have the power over the fund's activities even though it holds more than 50% of ownership interest.
KIM Pocheon-Hwado Highway Infra Private Placement Special Asset Fund
Disclosure of information about unconsolidated subsidiaries [Line Items]
Name of subsidiary	[1]	KIM Pocheon-Hwado Highway Infra Private Placement Special Asset Fund	KIM Pocheon-Hwado Highway Infra Private Placement Special Asset Fund
Location		Korea	Korea
Main Business		Securities Investment	Securities Investment
Percentage of ownership		55.20%	55.20%
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control		Since the investee is a private equity investment fund, the Group does not have the power over the fund's activities even though it holds more than 50% of ownership interest.	Since the investee is a private equity investment fund, the Group does not have the power over the fund's activities even though it holds more than 50% of ownership interest.
Kiwoom-Harmony Private Placement Investment Trust No.2
Disclosure of information about unconsolidated subsidiaries [Line Items]
Name of subsidiary	[1]	Kiwoom-Harmony Private Placement Investment Trust No.2
Location		Korea
Main Business		Securities Investment
Percentage of ownership		96.30%
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control		Since the investee is a private equity investment fund, the Group does not have the power over the fund's activities even though it holds more than 50% of ownership interest.
Kiwoom-Harmony Private Placement Investment Trust No.1
Disclosure of information about unconsolidated subsidiaries [Line Items]
Name of subsidiary	[1]	Kiwoom-Harmony Private Placement Investment Trust No.1
Location		Korea
Main Business		Securities Investment
Percentage of ownership		95.70%
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control		Since the investee is a private equity investment fund, the Group does not have the power over the fund's activities even though it holds more than 50% of ownership interest.
Midas Global Private Placement Real Estate Investment Trust No. 7-2
Disclosure of information about unconsolidated subsidiaries [Line Items]
Name of subsidiary	[1]	Midas Global Private Placement Real Estate Investment Trust No. 7-2
Location		Korea
Main Business		Securities Investment
Percentage of ownership		58.30%
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control		Since the investee is a private equity investment fund, the Group does not have the power over the fund's activities even though it holds more than 50% of ownership interest.
Together-Korea Government Private Pool Private Securities Investment Trust No.3
Disclosure of information about unconsolidated subsidiaries [Line Items]
Name of subsidiary	[1]	Together-Korea Government Private Pool Private Securities Investment Trust No.3
Location		Korea
Main Business		Securities Investment
Percentage of ownership		100.00%
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control		Since the investee is a private equity investment fund, the Group does not have the power over the fund's activities even though it holds more than 50% of ownership interest.
INMARK France Private Placement Investment Trust No. 18-1
Disclosure of information about unconsolidated subsidiaries [Line Items]
Name of subsidiary	[1]	INMARK France Private Placement Investment Trust No. 18-1
Location		Korea
Main Business		Securities Investment
Percentage of ownership		93.80%
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control		Since the investee is a private equity investment fund, the Group does not have the power over the fund's activities even though it holds more than 50% of ownership interest.
Kiwoom Vibrato Private Placement Investment Trust 1-W(EUR)
Disclosure of information about unconsolidated subsidiaries [Line Items]
Name of subsidiary	[1]	Kiwoom Vibrato Private Placement Investment Trust 1-W(EUR)
Location		Korea
Main Business		Securities Investment
Percentage of ownership		99.30%
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control		Since the investee is a private equity investment fund, the Group does not have the power over the fund's activities even though it holds more than 50% of ownership interest.

[1]	Since the investee is a private equity investment fund, the Group does not have the power over the fund's activities even though it holds more than 50% of ownership interest.